Investments - Schedule of Master Trust and Plan's Interest in Investments (Details) - EBP 162 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Net Assets Available for Benefits	$ 236,359,491	$ 225,004,205	$ 206,559,041
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments	8,907,650,351	8,530,689,052
Receivables	5,197,987	6,326,544
Liabilities	(2,798,509)	(4,007,062)
Net Assets Available for Benefits	8,910,049,829	8,533,008,534
Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments	6,225,974,762	4,322,968,405
Master Trust Balances | Eaton ordinary shares
EBP, Master Trust [Line Items]
Total investments	1,855,275,786	2,117,447,337
Master Trust Balances | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments	269,065,854	306,244,134
Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments	246,545,850	100,216,669
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments	210,908,374	1,591,771,779
Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments	67,765,332	79,059,649
Master Trust Balances | Corporate debt instruments
EBP, Master Trust [Line Items]
Total investments	32,057,770	12,981,079
Master Trust Balances | Non interest bearing cash
EBP, Master Trust [Line Items]
Total investments	56,623
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments	229,440,191	219,539,399
Receivables	198,712	161,474
Liabilities	(104,723)	(132,717)
Net Assets Available for Benefits	229,534,180	219,568,156
Plan's Interest in Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments	169,670,620	129,002,091
Plan's Interest in Master Trust Balances | Eaton ordinary shares
EBP, Master Trust [Line Items]
Total investments	24,251,280	28,664,602
Plan's Interest in Master Trust Balances | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments	19,168,981	20,595,494
Plan's Interest in Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments	10,153,307	2,990,047
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments	3,346,157	36,155,453
Plan's Interest in Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments	1,527,304	1,744,411
Plan's Interest in Master Trust Balances | Corporate debt instruments
EBP, Master Trust [Line Items]
Total investments	1,320,210	$ 387,301
Plan's Interest in Master Trust Balances | Non interest bearing cash
EBP, Master Trust [Line Items]
Total investments	$ 2,332